UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:              September 30, 2008

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Aragon Global Management, LLC
Address:      180 North Stetson Ave, Suite 5350
              Prudential Plaza
              Chicago, IL 60601

Form 13F File Number:  28-12796

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sean Stephens
Title:   Chief Financial Officer
Phone:   312.267.6810

Signature, Place, and Date of Signing:

          /s/ Sean Stephens               Chicago, IL             11-6-08
----------------------------------     -----------------       -------------
               [Signature]                [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     10

Form 13F Information Table Value Total:     $38,557
                                            (thousands)

List of Other Included Managers:            None

                                                     FORM 13F INFORMATION TABLE

         COLUMN 1           COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5         COLUMN 6     COLUMN 7      COLUMN 8
         --------           --------      --------    --------          --------         --------     --------      --------
                                                        VALUE     SHRS OR   SH/  PUT/   INVESTMENT      OTHER    VOTING AUTHORITY
      NAME OF ISSUER     TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED  NONE
      --------------     --------------     -----     --------    -------   ---  ----   ----------    --------  -------------------
COMCAST CORP NEW              CL A        20030N101      5,669    288,800   SH          SOLE          N/A       288,800
DOLLAR TREE INC                COM        256746108      2,193     60,300   SH          SOLE          N/A        60,300
APOLLO GROUP INC              CL A        037604105      5,505     92,837   SH          SOLE          N/A        92,837
ROSS STORES INC                COM        778296103      4,415    119,948   SH          SOLE          N/A       119,948
GROUP 1 AUTOMOTIVE INC         COM        398905109      1,329     61,160   SH          SOLE          N/A        61,160
AON CORP                       COM        037389103      4,582    101,910   SH          SOLE          N/A       101,910
QUALCOMM INC                   COM        747525103      4,862    113,150   SH          SOLE          N/A       113,150
APPLE INC                      COM        037833100      2,894     25,460   SH          SOLE          N/A        25,460
MONSANTO CO NEW                COM        61166W101      4,394     44,390   SH          SOLE          N/A        44,390
SPDR GOLD TRUST             GOLD SHS      78463V107      2,714     31,900   SH          SOLE          N/A        31,900
                                                         -----
                              TOTAL                     38,557